Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts Payable, Related Parties, Current	$ 670,047	$ 590,176	$ 394,183
Debt Instrument, Unamortized Discount, Current	0	1,973	$ 32,289
Debt Instrument, Unamortized Discount, Noncurrent	$ 1,316,029	$ 0
Temporary Equity, Par or Stated Value Per Share		$ 0.000001
Temporary Equity, Shares Authorized		230,550
Temporary Equity, Shares Issued	230,375	0
Temporary Equity, Shares Outstanding	230,375	0
Preferred Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	90,000,000	90,000,000	90,000,000
Common Stock, Shares, Outstanding	35,758,149	31,981,374	29,427,803
Accrued expense, related party		$ 0	$ 171,665
Common Stock, Shares, Issued			29,427,803